Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A Amendment No. 2 amends the Current Report on Form 8-K and Form 8-K/A Amendment No. 1 filed with the Securities and Exchange Commission on February 19, 2026 and March 16, 2026, respectively (the “Original Form 8-Ks”). Following the submission of the Original Form 8-Ks, this amendment is being filed to include the financial statements of Keemo Fashion Group Limited and the pro forma financial information of Addentax Group Corp. required by Item 9.01 of Form 8-K, which are filed as Exhibits 99.1, 99.2 and 99.3. Other than as expressly set forth above, this Form 8-K/A Amendment No. 2 does not, and does not purport to, amend, update or restate the information in any other item of the Form 8-K and Form 8-K/A Amendment No. 1, or reflect any events that have occurred after the Form 8-K was originally filed.This Report on Form 8-K, is hereby incorporated by reference into the Company’s Registration Statements on Form S-8 (File Nos. 333-282599 and 333-289481).
Document Period End Date	Feb. 19, 2026
Entity File Number	001-41478
Entity Registrant Name	Addentax Group Corp.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100, Block A,
Entity Address, Address Line Two	Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86
Local Phone Number	755 86961 405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false